Loans Payable (Details) - USD ($)																						3 Months Ended		12 Months Ended
	Dec. 11, 2024	Sep. 11, 2024	May 02, 2024	Mar. 11, 2024	Mar. 07, 2024	Oct. 23, 2023	Jul. 11, 2023	Jun. 14, 2023	Feb. 13, 2023	Nov. 18, 2022	Nov. 02, 2022	Oct. 31, 2022	Sep. 28, 2022	Sep. 21, 2022	Sep. 18, 2022	Sep. 01, 2022	Aug. 31, 2022	Jan. 10, 2022	Aug. 27, 2021	Jun. 08, 2021	Feb. 27, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Oct. 30, 2023	May 28, 2023	May 19, 2023	Jan. 17, 2023	Aug. 27, 2022
Loans Payable [Line Items]
Accounts receivable			$ 1,240,150																					$ 305,669
Purchase price			807,500															$ 3,000,000
Total fees			$ 42,500
Weekly installment														$ 2,244.38
Total payments							$ 125,000							$ 18,368	$ 2,957							$ 20,027	$ 19,613	32,733	$ 24,333
Outstanding balance																						$ 227,493		409,443	1,435,285
Borrowed principal amount				$ 50,000			$ 380,000																			$ 100,000
Annual interest rate				8.00%																		10.00%				12.00%			8.00%
Bank loan balance																						$ 100,000		100,000
Total payments of loan				$ 75,000
Loan balance						$ 175,315																50,000	419	0
Loans outstanding				430,000
Payment of company				$ 50,000
Interest expenses																						302,389	398,910	847,191	742,715
Accounts receivable balance																						$ 1,121,225		1,541,917	3,693,945
Effective interest rate									16.85%					31.22%	10.80%							16.85%						10.80%
Principal amount														$ 100,000
Gross policy premium and related fees									$ 4,812						$ 35,508
Financed cost									4,461						26,387
Monthly installments payable									$ 481						$ 3,065							$ 15,165		15,165			$ 15,000
Interest expenses																						123,913	376,450	428,159	635,296
Outstanding amount																						106,182		114,621	147,354
Purchase amount																		$ 4,395,230	$ 1,574,079
Secured business loan																								3,281,526	0
Principal sum								$ 3,700,000																110,000					$ 294,985	$ 1,574,079
Interest expenses, long term																						160,919	27,724	406,442	102,854
Number of weekly installment														364 days
Short-term loans paid																						2,162,493		509,443	1,453,464
Debt extinguishment																								200,000
Average amount borrowings																								$ 503,500	$ 317,857
Weighted average effective interest rate																								85.36%	92.64%
Premium financing loan																								$ 0	$ 14,922
Loan balance																								100,000
Net proceed amount																								3,300,000
Debt issuance cost																								360,000
Short-Term Loans [Member]
Loans Payable [Line Items]
Bank loan balance																								0	76,064
Purchase amount																								78,077	69,326
Short-term loans paid																								1,900,000
Factor H [Member]
Loans Payable [Line Items]
Effective interest rate						85.36%
Factor A [Member]
Loans Payable [Line Items]
Effective interest rate																	105.19%
Factor C [Member]
Loans Payable [Line Items]
Effective interest rate												106.56%
Auto Loans [Member]
Loans Payable [Line Items]
Total payments																						8,439	8,038
Maturity date																					Feb. 28, 2026
Businesaa Loan [Member]
Loans Payable [Line Items]
Maturity date								Jul. 01, 2033
Secured business loan [Member]
Loans Payable [Line Items]
Maturity date								Jul. 01, 2033
Factor H [Member]
Loans Payable [Line Items]
Accounts receivable						$ 768,500
Purchase price						503,500
Total fees						26,500
Weekly installment						22,814.84
Final payment						$ 38,500
Total payments																						181,950
Effective interest rate						85.36%
Number of weekly installment						224 days
Redone and Deyin Chen [Member]
Loans Payable [Line Items]
Interest expenses																						1,900
Accounts receivable balance																	$ 1,065,000
Factor A [Member]
Loans Payable [Line Items]
Accounts receivable																	1,065,000
Purchase price																	712,500
Total fees																	37,500
Weekly installment																	$ 26,625
Total payments																							144,772
Effective interest rate																	105.19%
Number of weekly installment																	280 days
Factor B [Member]
Loans Payable [Line Items]
Accounts receivable																$ 458,500
Purchase price																339,465
Total fees																10,500
Weekly installment																$ 8,817.31
Total payments																							83,283
Effective interest rate																55.79%
Number of weekly installment																364 days
Factor C [Member]
Loans Payable [Line Items]
Accounts receivable												$ 675,000
Purchase price												485,000
Total fees												15,000
Weekly installment												$ 16,071
Total payments																							120,013
Effective interest rate												106.56%
Number of weekly installment												294 days
Capital Management Institution D [Member]
Loans Payable [Line Items]
Accounts receivable												$ 100,000
Purchase price												149,000
Total fees												$ 10,000
Total payments																							68,868
Effective interest rate												85.25%
Purchase percentage												20.00%
Estimated daily payment amount												$ 1,490
Number of weekly installment												140 days
Factor E [Member]
Loans Payable [Line Items]
Accounts receivable											$ 374,750
Purchase price											225,000
Weekly installment											15,615
Final payment											$ 25,000
Total payments																							58,769
Effective interest rate											84.67%
Number of weekly installment											168 days
Factor F [Member]
Loans Payable [Line Items]
Accounts receivable										$ 206,113
Purchase price										123,750
Total fees										13,750
Weekly installment										$ 8,588
Total payments																							35,865
Effective interest rate										89.96%
Number of weekly installment										168 days
Factor G [Member]
Loans Payable [Line Items]
Accounts receivable										$ 206,113
Purchase price										123,750
Total fees										13,750
Weekly installment										$ 8,588
Total payments																							41,865
Effective interest rate										89.96%
Number of weekly installment										168 days
Vehicles [Member]
Loans Payable [Line Items]
Purchase price																					$ 55,202
Monthly installments payable																					1,014
Purchase amount																					$ 68,802
Second Vehicle [Member]
Loans Payable [Line Items]
Purchase price																				$ 73,814
Monthly installments payable																				1,172
Purchase amount																				$ 86,114
Third Vehicle [Member]
Loans Payable [Line Items]
Purchase price													$ 56,440
Monthly installments payable													1,107
Purchase amount													$ 62,230
Building [Member]
Loans Payable [Line Items]
Outstanding amount of building loan																						2,832,571		2,852,597	$ 2,930,674
Nature’s Miracles [Member]
Loans Payable [Line Items]
Total payments																						1,405,000
Secured business loan [Member]
Loans Payable [Line Items]
Total payments																						36,123	$ 0
Secured business loan																						$ 3,245,404		3,281,526
Principal sum								$ 3,700,000
Visiontech And Hydroman [Member]
Loans Payable [Line Items]
Short-term loans paid																								$ 822,610
Forecast [Member]
Loans Payable [Line Items]
Total payments	$ 230,000	$ 50,000			$ 1,405,000